10. Related-Party Balances and Transactions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Accounts receivable, current	R$ 180,773	R$ 202,553
Accounts receivable, noncurrent	634,387	669,156
Total receivables from shareholders	815,160	871,709
Interest on capital payable to related parties	300,717	351,788
Other	1,367	1,853
Sanitation services
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Accounts receivable, current	118,441	134,005
Total receivables from shareholders	105,952	77,381
Allowance for losses
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Accounts receivable, current	35,114	56,624
Reimbursement for benefits - monthly flow
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Accounts receivable, current	22,968	22,696
Total receivables from shareholders	709,208	788,180
Reimbursement for benefits - GESP 2008
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Accounts receivable, current	20,099	56,512
Accounts receivable, noncurrent	0	18,838
Reimbursement for benefits - GESP 2015
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Accounts receivable, current	54,379	39,816
Accounts receivable, noncurrent	611,762	650,318
Se Liga na Rede program
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Accounts receivable, current	0	6,148
Total receivables from shareholders	0	6,148
Agreement for the installment payment of sanitation services
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Accounts receivable, noncurrent	R$ 22,625	R$ 0